Investment Property - Summary of Investment property (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Balance, Beginning of Year	$ 730,306
Balance, End of Year	1,555,130	$ 730,306
Net asset value [member]
Disclosure of detailed information about investment property [line items]
Balance, Beginning of Year	730,306
Balance, End of Year	1,555,130	730,306
Accumulated Depreciation [member]
Disclosure of detailed information about investment property [line items]
Additions	7,665
Reclassification and effect of change in exchange rate	614,066
Balance, End of Year	621,731
Right-of-use assets [member] | Accumulated Depreciation [member]
Disclosure of detailed information about investment property [line items]
Additions	302
Reclassification and effect of change in exchange rate	1,448
Balance, End of Year	1,750
Buildings [member] | Accumulated Depreciation [member]
Disclosure of detailed information about investment property [line items]
Additions	7,363
Reclassification and effect of change in exchange rate	612,618
Balance, End of Year	619,981
At cost [member]
Disclosure of detailed information about investment property [line items]
Balance, Beginning of Year	730,306	717,823
Reclassification and effect of change in exchange rate	1,446,555	12,483
Balance, End of Year	2,176,861	730,306
At cost [member] | Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Reclassification and effect of change in exchange rate	28,570
Balance, End of Year	28,570
At cost [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Balance, Beginning of Year	730,306
Reclassification and effect of change in exchange rate	(667)
Balance, End of Year	729,639	730,306
At cost [member] | Buildings [member]
Disclosure of detailed information about investment property [line items]
Reclassification and effect of change in exchange rate	1,418,652
Balance, End of Year	1,418,652
At fair value [member]
Disclosure of detailed information about investment property [line items]
Balance, Beginning of Year	2,252,170	2,213,184
Balance, End of Year	$ 4,057,848	$ 2,252,170